Senior Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Senior Convertible Notes

Note 3 – Senior Convertible Notes

The balance of our Senior Convertible Notes (“Senior Notes”) and accrued interest at June 30, 2018 and December 31, 2017 was as follows:

		Unamortized
	Senior	Debt	Senior
	Convertible	Issuance	Convertible	Accrued
	Notes	Costs	Notes, Net	Interest
Balance, December 31, 2017	$2,580,000	$(131,430)	$2,448,570	$35,693
Conversion of debt	$(2,350,000)	$64,361	$(2,285,639)	$(109,472)
Accrued interest	-	-	-	84,922
Amortize debt issuance costs	-	61,132	61,132	-
Balance, June 30, 2018	230,000	(5,937)	224,063	11,143
Current portion	(230,000)	5,937	(224,063)	(11,143)
Long-term portion	$-	$-	$-	$-

Interest expense totaled $58,314 for the three months ended June 30, 2018, consisting of interest on the Senior Notes at 8% of $24,992 and the amortization of debt issuance costs of $33,322. Interest expense totaled $146,054 for the six months ended June 30, 2018 consisting of interest on the Senior Notes at 8% of $84,922 and the amortization of debt issuance costs of $61,132. The Senior Notes and related accrued interest are classified as a current liability in our balance sheet.

Issuance of our Senior Convertible Notes

As of October 4, 2017, certain entities affiliated with current shareholders had purchased $1.25 million of our Senior Notes in a bridge financing undertaken by us to support our operations. On November 21, 2017, additional third-party accredited investors contributed $1.33 million in financing proceeds. On May 25, 2018, $2,350,000 of Senior Notes was converted, as described below, leaving $230,000 of Senior Notes outstanding at June 30, 2018.

Principal and interest under each Senior Note is due on the earlier of (i) the mandatory and automatic conversion of the Senior Note into the next Private Investment in Public Equity (“PIPE”) financing we undertake, provided the PIPE financing yields minimum gross proceeds and a pre-money valuation as defined in the financing agreement or (ii) the one-year anniversary of that Senior Note (Maturity Date). The Senior Notes bear interest at 8% per year and are payable in kind (in common stock).

Holders of Senior Notes (a) may elect to receive 110% of principal plus accrued interest in the event there is a change of control prior to conversation of the Senior Notes, (b) are entitled to full ratchet anti-dilution protection in event of any sale of securities at a net consideration per share that is less than the applicable conversion price per share to the holder, (c) are entitled to certain registration rights for the securities underlying the Senior Notes and (d) have been granted certain preemptive rights pro rata to their respective interests through December 31, 2018. The Senior Notes can be prepaid by the Company at any time following the date of issuance with seven days prior written notice to the note holder.

The Senior Notes are secured by a security interest in the assets of the Company and contain negative covenants that do not permit the Company to incur additional indebtedness or liens on property or assets owned, repurchase common stock, pay dividends, or enter into any transaction with affiliates of the Company that would require disclosure in a public filing with the Securities and Exchange Commission. Upon an event of default, the outstanding principal amount of the Senior Notes, plus accrued but unpaid interest and other amounts owing in respect thereof through the date of acceleration, shall become immediately due and payable in cash at the holder’s election, if not cured within the cure period.

The Company retained a placement agent and agreed to pay the placement agent (i) six percent (6%) of gross proceeds received by the Company and (ii) warrants to purchase securities in the amount of three percent (3%) of the equity issued or issuable in connection with the Senior Notes bridge financing. These warrants will be issued upon achieving certain financing levels under the next PIPE financing we undertake. Additional financing was received in May and June 2018. As a result, warrants to purchase a total of 79,423 shares of common stock were issued to the placement agent, with a three-year term, at an exercise price equal to $2.452.

The Company incurred $154,800 in debt issuance costs on the Senior Notes in connection with a payment to the placement agent, which was reported as a reduction of the carrying amount of the Senior Convertible Notes on the face of the consolidated balance sheets. The debt issuance costs are amortized to interest expense using the interest method over the term of the Senior Convertible Notes. The effective interest rate on the Senior Notes was 7.72% before debt issuance costs since no payments of interest are due until maturity and 13.96% including the debt issuance costs based on the repayment terms of the Senior Notes.

Conversion of Our Senior Convertible Notes

On May 25, 2018, pursuant to the mandatory and automatic conversion provisions of the Senior Notes, we converted $2,350,000 of the $2,580,000 outstanding Senior Notes, along with any accrued interest into 1,206,245 shares of common stock (at a conversion price of $2.043 per share) and a warrant to purchase one share of common stock for three years, at an exercise price of $2.452.

Senior Notes totaling $230,000 held by Canadian individuals cannot be converted until the Company completes certain regulatory matters and filings in Canada. Once these regulatory matters and filings have been met, the Senior Notes held by these individuals will automatically convert on the same terms as the other noteholders.

The Company completed an evaluation of the warrants issued in this transaction and determined the warrants should be classified as equity.

NOTE 6 – SENIOR CONVERTIBLE NOTES

As of October 4, 2017, certain entities affiliated with current shareholders (see Note 4) had purchased $1.25 million of our senior secured convertible notes (“Senior Notes”) in a bridge financing undertaken by us to support the Processa operations. On November 21, 2017, additional third party accredited investors contributed $1.33 million in financing proceeds. As of December 31, 2017, $2.58 million of Senior Notes were issued and outstanding.

Principal and interest under each Senior Note is due on the earlier of (i) the mandatory and automatic conversion of the Senior Note into the next Private Investment in Public Equity (“PIPE”) financing we undertake, provided the PIPE financing yields gross proceeds of at least $4 million at a conversion price per share equal to the lower of (a) $72 million pre-money valuation or (b) a 10% discount to the pre-money valuation (Qualified Financing) or (ii) the one-year anniversary of that Senior Note (Maturity Date). The Senior Notes bear interest at 8% per year, and are payable in kind (in common stock). At the Maturity Date, the outstanding principal and accrued interest on the Senior Note will be automatically converted into shares of common stock of the Company equal to the lesser of (i) $72 million pre-money valuation or (ii) any adjusted price resulting from the application of down round pricing during the anti-dilution period through December 31, 2018. In such event, the anti-dilution period, as defined, will be extended for a further 12 months. There can be no assurance that we will be successful in achieving the financing levels targeted under the Senior Convertible Notes or the PIPE financing.

Holders of Senior Notes (a) may elect to receive 110% of principal plus accrued interest in the event there is a change of control prior to conversion of the Senior Notes, (b) are entitled to full ratchet anti-dilution protection in event of any sale of securities at a net consideration per share that is less than the applicable conversion price per share to the holder, (c) are entitled to certain registration rights for the securities underlying the Senior Notes and (d) have been granted certain preemptive rights pro rata to their respective interests through December 31, 2018. The Senior Notes can be prepaid by the Company at any time following the date of issuance with seven days prior written notice to the note holder.

The Senior Notes are secured by a security interest in the assets of the Company and contain negative covenants that do not permit the Company to incur additional indebtedness or liens on property or assets owned, repurchase common stock, pay dividends, or enter into any transaction with affiliates of the Company that would require disclosure in a public filing with the Securities and Exchange Commission. Upon an event of default, the outstanding principal amount of the Senior Notes, plus accrued but unpaid interest and other amounts owing in respect thereof through the date of acceleration, shall become immediately due and payable in cash at the holder’s election, if not cured within the cure period.

The Company retained Boustead Securities Ltd. (“Boustead”), a registered broker-dealer, as its exclusive financial adviser and has agreed to pay Boustead (i) six percent (6%) of gross proceeds received by the Company and (ii) warrants to purchase securities in the amount of three percent (3%) of the equity issued or issuable in connection with the Senior Notes bridge financing. These warrants will be issued upon achieving certain financing levels under the next PIPE financing we undertake. No warrants are issuable, and none have been issued as of December 31, 2017. To the extent that the Company raises more than $8 million (the “Excess Investment”) then as to that portion of the Excess Investment that is attributable to funds provided by existing holders of Company equity or by shareholders of the Company, including their respective affiliated holders (the “Affiliated Excess Investment”), the Company shall pay Boustead a cash fee equal to two percent (2%) of the Excess Investment and six percent (6%) of the balance of the Excess Investment, if any. Boustead may allow a portion of its fees payable hereunder to be shared with another registered broker-dealer assisting in the private capital raise.

Senior Notes and the underlying common stock that the Senior Notes will convert into have not been registered under the United States Securities Act of 1933, as amended (the “Act”). The Senior Notes and the underlying common stock that the Senior Notes will convert into shall be issued solely to investors who are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Act. There is no public market for the Senior Notes and there is no public market for the securities of the Company (or shares of common stock of the Company issued to Promet at the closing of the Asset Purchase Agreement discussed in Note 1) upon conversion of the Senior Notes.

Debt and accrued interest at December 31, 2017 and interest expense for the year ended December 31, 2017 are as follows:

	Debt Balance	Accrued Interest	Interest Expense
Senior Convertible Notes	$2,580,000	$35,693	$35,693
Unamortized Debt Issuance Cost	(131,430)	-	23,370
Balance, December 31, 2017	$2,448,570	$35,693	$59,063

The Company incurred $154,800 in debt issuance costs on the Senior Notes with Boustead, which were offset against the debt balance. All debt issuance costs are being amortized over the term of the Senior Notes using the effective interest method. The face interest rate of the Senior Notes is 8 percent. The effective interest rate on the Senior Notes was 7.72 percent before debt issuance costs since no payments of interest are due until maturity and 13.96 percent including the debt issuance costs based on the repayment terms of the Senior Notes.

Future maturities of debt and accrued interest, contractual interest expense to be incurred and amortization of debt issuance costs as of December 31, 2017 are $2,580,000, $206,400, $170,707 and $131,430, respectively, for the year ended December 31, 2018.